Taxes (Details 4) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Assets (Liabilities), net at beginning of period	$ (618,192)	$ (789,046)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	63,726	170,854
Assets (Liabilities), net at ending of period	(554,466)	(618,192)
Intangible Assets [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(6,547)	(5,447)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(7,514)	(1,100)
Assets (Liabilities), net at ending of period	(14,061)	(6,547)
Subtotal Liabilities [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(650,319)	(806,570)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	68,353	156,251
Assets (Liabilities), net at ending of period	(581,966)	(650,319)
Other PPE [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	1,196	(42)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	736	1,238
Assets (Liabilities), net at ending of period	1,932	1,196
Others PPE 1 [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(2,300)	382
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	1,929	(2,682)
Assets (Liabilities), net at ending of period	(371)	(2,300)
Investment properties and Property plant and equipment [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	174	360
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(20)	(186)
Assets (Liabilities), net at ending of period	154	174
Trade And Other Receivables [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period		0
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	117
Assets (Liabilities), net at ending of period	117
Borrowings [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	149	1,371
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	21	(1,222)
Assets (Liabilities), net at ending of period	170	149
Investment Property and Property Plant and Equipment 1 [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(601,377)	(714,853)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	121,997	113,476
Assets (Liabilities), net at ending of period	(479,380)	(601,377)
Tax Loss Carry-Forwards [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	10,262	3,719
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	494	6,543
Assets (Liabilities), net at ending of period	10,756	10,262
Subtotal Assets [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	32,127	17,524
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(4,627)	14,603
Assets (Liabilities), net at ending of period	27,500	32,127
Trade And Other Payable [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	20,346	12,116
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(5,975)	8,230
Assets (Liabilities), net at ending of period	14,371	20,346
Tax inflation adjustment [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(26,724)	(81,792)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(46,825)	55,068
Assets (Liabilities), net at ending of period	(73,549)	(26,724)
Trade and other receivables 1 [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(3,990)	(4,611)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	2,134	621
Assets (Liabilities), net at ending of period	(1,856)	(3,990)
Investments 1 [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(9,381)	(249)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(3,368)	(9,132)
Assets (Liabilities), net at ending of period	$ (12,749)	$ (9,381)